Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Unique Underwriters, Inc.
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	true
Amendment Description	Response to SEC Comment Lettes
Entity Central Index Key	0001514113
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		10,760,608
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Balance sheets (USD $)	Jun. 30, 2011		Jun. 30, 2010
CURRENT ASSETS:
Cash	$ 41,269		$ 23,174
Total Current Assets	41,269		23,174
TOTAL ASSETS	41,269		23,174
CURRENT LIABILITIES:
Accounts payable	37,587		46,290
Total Current Liabilities	37,587		46,290
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	75,387	[1]	0	[1]
Common stock to be issued	0	[2]	0	[2]
Preferred stock	0	[2]	0	[2]
Additional paid in capital	807,686		100,000
Common stock subscription receivable	0		(28,500)
Retained deficit	(879,390)		(94,616)
Total Stockholders' Equity (DEFICIT)	3,682		(23,116)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	41,269		23,174
Series A
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock	0		0
Series B
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock	$ 0		$ 0

[1]	Common stock ($0.001, 1,000,000,000 shares authorized; 75,387,282 and 1,000 shares issued and outstanding at June 30, 2011 and 2010, respectively)
[2]	Class A preferred stock ($0.001par value with 10:1 conversion and voting rights, 100,000,000 shares authorized; 0 and 0 shares issued and outstanding at June 30, 2011 and 2010, respectively)

Balance sheets - Parenthetical (USD $)	Jun. 30, 2011	Jun. 30, 2010
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares Outstanding	75,387,282	1,000
Series A
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Shares Outstanding	0	0
Series B
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Shares Outstanding	0	0

Income Statement (USD $)	11 Months Ended			12 Months Ended	84 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUES:
Insurance sales commissions	$ 1,225,497		$ 17,899
Lead sales commissions	692,460		85,769
Total commission	1,917,957		103,668
Cost of sales	(1,046,887)		(108,063)
Gross profit	871,070		(4,395)
EXPENSES :
Consulting fee	163,958		40,000
Contract labor	836,187		30,900
Payroll and related taxes	200,692
Computer/internet expenses	46,425
Credit card processing fee	35,302
Management expense	143,750
Insurance expenses	37,070
Rent	80,737		13,724
Other general and administrative expenses	111,921		5,597
Total expenses	1,656,042		90,221
Loss from operations	(784,972)		(94,616)
Interest income	198		0
Loss before income taxes	(784,774)		(94,616)	(784,774)	(94,616)
Provision for income taxes	0		0
NET LOSS	$ (784,774)	$ (94,616)	$ (94,616)
Basic and fully diluted net loss per common share:	$ (0.04)		$ 95
Weighted average common shares outstanding	18,795,185	1,000	1,000	18,795,185	1,000

Statement of Stockholder's Equity (Deficit) (USD $)		Common Stock	Common Stock Subscription Receivable	Additional Paid-in Capital	Retained (Deficit)	Total
Shares Issued at Jul. 28, 2009		0				0
Shares issued, Shares	[1]	1,000				1,000
Shares issued, Amount	[1]	$ 0				$ 0
Shares subscribed to accredited investors, Shares		4,900,000				4,900,000
Shares subscribed to accredited investors, Amount		0	(28,500)	100,000		71,500
Net (loss)					(94,616)	(94,616)
Stockholders Equity at Jun. 30, 2010			(28,500)	100,000	(94,616)	(23,116)
Shares Issued at Jun. 30, 2010		1,000				1,000
Shares issued for services, Shares		66,400,817				66,400,817
Shares issued for services, Amount		66,401		118,850		185,251
Shares issued for cash, Shares		8,985,465				8,985,465
Shares issued for cash, Amount		8,985	28,500	588,836		626,322
Net (loss)					(784,774)	(784,774)
Stockholders Equity at Dec. 31, 2011		$ 75,386	$ 0	$ 807,686	$ (879,390)	$ 3,682
Shares Issued at Dec. 31, 2011		75,387,282				75,387,282

[1]	Issued at inception, no par value.

Statement of Cash Flows (USD $)	11 Months Ended			12 Months Ended	18 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2010	Jun. 30, 2011	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (784,774)	$ (94,616)	$ (94,616)		$ (784,774)
Adjustments to reconcile (net loss) to net cash (used in) operations:
Stock issued for services rendered	185,251		0		185,251
Accounts payable	(8,703)		46,290	46,290
NET CASH (USED IN) OPERATION ACTIVITIES	(608,226)		(48,326)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Common Stock	626,322		71,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	626,322		71,500
NET INCREASE IN CASH AND CASH EQUIVALENTS	18,096		23,174
CASH AND CASH EQUIVALENTS, Beginning of the period	23,174		0	23,174	23,174
CASH AND CASH EQUIVALENTS, End of the period	41,269	23,174	23,174	41,269
NON-CASH FINANCING ACTIVITIES:
4,900,000 common shares subscribed to accredited investors		$ 28,500	$ 28,500

Risks and Uncertainties	12 Months Ended
Jun. 30, 2011
Risks and Uncertainties
Concentration Risk Disclosure [Text Block]

NOTE 7            GOING CONCERN AND UNCERTAINTY

The Company has suffered recurring losses from operations since inception. In addition, the Company has yet to generate an internal cash flow from its business operations. These factors raise substantial doubt as to the ability of the Company to continue as a going concern.

Management’s plans with regard to these matters encompass the following actions: 1) obtain funding from new investors to alleviate the Company’s working deficiency, and 2) implement a plan to generate sales. The Company’s continued existence is dependent upon its ability to resolve it liquidity problems and increase profitability in its current business operations. However, the outcome of management’s plans cannot be ascertained with any degree of certainty. The accompanying financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.

Accounting Policies	12 Months Ended
Jun. 30, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

NOTE 1            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Activity

Unique Underwriters, Inc. (the “Company”) is a national, independent, mortgage protection insurance sales and marketing company located in the Dallas, Texas area. The Company was incorporated in the State of Texas on July 28, 2009.

Unique Underwriters, Inc. offers the following forms of insurance sales:

Mortgage life insurance is a form of life insurance that will cover the cost of the mortgage in the event of policy holder’s death, so that his/her family doesn’t have to worry about paying it off without the aid of primary income. Life insurance can be used for a variety of purposes, such as: providing for your spouse and children, paying off your mortgage and other debts, transferring wealth or business interests, accumulating cash on a tax advantaged basis, achieving estate tax liquidity, saving money for college expenses or retirement or other life events. Disability Insurance pays the insured a monthly benefit if he/she becomes disabled, as a result of an accident or disease, and cannot perform the duties of their own job.

Final expense insurance is an insurance policy used to pay for funeral services and a burial when the named insured dies. Such a policy helps ease the financial burden placed on a family when a loved one dies. It is no different than a traditional life insurance policy with a small monetary value. Final expense insurance allows the named insured to feel safe knowing that funeral-related expenses are covered regardless of the status of their estate at the time of death.

Annuities provide tax-deferred growth, liquidity, and income options, plus a death benefit that may bypass the costs and delays of probate. An annuity could be right for you if: a) prefer to delay your taxes to a later date; b) are already contributing all you can to your IRA or qualified plan; c) are comfortable that you won’t need extra money immediately; d) prefer a minimum guaranteed interest rate. We have an array of products that include fixed indexed annuities that are based on the performance of an Index, which provides you with all the upside potential and none of the downside risk of the market.

 Basis of Presentation

The financial statements include the accounts of Unique Underwriters, Inc. under the accrual basis of accounting.

Management’s Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The financial statements above reflect all of the costs of doing business.

Deferred Taxes

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

Notes to audited financial statements

For the year ended June 30, 2011 and for the period from inception (July 28, 2009) through June 30, 2010

NOTE 1            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Cash and Cash Equivalents - For purposes of the Statements of Cash Flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.

Revenue Recognition – The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when services are realized or realizable and earned less estimated future doubtful accounts. The Company considers revenue realized or realizable and earned when all of the following criteria are met:

(i)     evidence of an arrangement exists,

(ii)    services have been rendered and all required milestones achieved,

(iii)   sales price is fixed or determinable, and

(iv)  is reasonably assured.

The approval from the Company’s insurance carriers, which occurs upon receipt of our commission check and the policy can be reviewed online, and related completion of services to the client is an event that triggers revenue recognition.

No revenue is recognized prior to receipt of the commission check.

The lead sales revenue is recognized when one of our agents submits an order to purchase leads and simultaneously their credit card is processed and the leads are distributed to them.

Cost of Sales - The Company policy is to recognize cost of sales in the same manner in conjunction with revenue recognition, when the costs are incurred. Cost of sales includes the costs directly attributable to revenue recognition and includes marketing and leads generation costs, leads purchased costs and agent expenses. Selling, general and administrative expenses are charged to expense as incurred.

Comprehensive Income (Loss) - The Company reports comprehensive income and its components following guidance set forth by section 220-10 of the FASB Accounting Standards Codification which establishes standards for the reporting and display of comprehensive income and its components in the financial statements. There were no items of comprehensive income (loss) applicable to the Company during the period covered in the financial statements.

Loss Per Share - Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were no potentially dilutive shares outstanding as of June 30, 2011.

Stock-Based Compensation- The Company accounts for stock-based compensation using the fair value method following the guidance set forth in section 718-10 of the FASB Accounting Standards Codification for disclosure about Stock-Based Compensation. This section requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award- the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. For the year ended June 30, 2011, the Company recorded $185,251 in compensation expense

 NOTE 1           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

based on the fair value of services rendered in exchange for common shares issued to the vendors. These approximated the fair value of the shares at the dates of issuances.

Risk and Uncertainties - The Company is subject to risks common to companies in the service industry, including, but not limited to, litigation, development of new technological innovations and dependence on key personnel.

 Advertising Costs - Advertising costs are expensed as incurred. The Company does not incur any direct-response advertising costs.

 Fair Value for Financial Assets and Financial Liabilities - The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The three levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and accounts payable approximate their fair values because of the short maturity of these instruments.

The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at June 30, 2011 nor gains or losses are reported in the statement of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the for the year ended June 30, 2011. The $.15/share price was from its most recent private placement.

Recent Accounting Pronouncements - The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

FASB Accounting Standards Codification

 (Accounting Standards Update (“ASU”) 2009-01)

The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at June 30, 2011 nor gains or losses are reported in the statement of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the for the year ended June 30, 2011.

NOTE 1            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In June 2009, FASB approved the FASB Accounting Standards Codification (“the Codification”) as the single source of authoritative nongovernmental GAAP. All existing accounting standard documents, such as FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other related literature, excluding guidance from the Securities and Exchange Commission (“SEC”), have been superseded by the Codification. All other non-grandfathered, non-SEC accounting literature not included in the Codification has become non-authoritative. The Codification did not change GAAP, but instead introduced a new structure that combines all authoritative standards into a comprehensive, topically organized online database. The Codification is effective for interim or annual periods ending after September 15, 2009, and impacts the Company’s financial statements as all future references to authoritative accounting literature will be referenced in accordance with the Codification. There have been no changes to the content of the Company’s financial statements or disclosures as a result of implementing the Codification during the period from inception (July 28, 2009) through June 30, 2011.

As a result of the Company’s implementation of the Codification during the period from inception (July 28, 2009) through June 30, 2011, previous references to new accounting standards and literature are no longer applicable. In the current annual financial statements, the Company will provide reference to both new and old guidance to assist in understanding the impacts of recently adopted accounting literature, particularly for guidance adopted since the beginning of the current fiscal year but prior to the Codification.

Subsequent Events

 (Included in Accounting Standards Codification (“ASC”) 855 “Subsequent Events”, previously SFAS No. 165 “Subsequent Events”)

ASC 855 established general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the consolidated financial statements are issued or available to be issued (“subsequent events”). An entity is required to disclose the date through which subsequent events have been evaluated and the basis for that date. For public entities, this is the date the consolidated financial statements are issued. ASC 855 does not apply to subsequent events or transactions that are within the scope of other GAAP and did not result in significant changes in the subsequent events reported by the Company. ASC 855 became effective for interim or annual periods ending after June 15, 2009 and did not impact the Company’s consolidated financial statements. The Company evaluated for subsequent events through the issuance date of the Company’s consolidated financial statements. No recognized or non-recognized subsequent events were noted.

Determination of the Useful Life of Intangible Assets

 (Included in ASC 350 “Intangibles — Goodwill and Other”, previously FSP SFAS No. 142-3 “Determination of the Useful Lives of Intangible Assets”)

ASC 350 amended the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previously issued goodwill and intangible assets topics. This change was intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected cash flows used to measure the fair value of the asset under topics related to business combinations and other GAAP. The requirement for determining useful lives must be applied prospectively to intangible assets acquired after the effective date and the disclosure requirements must be applied prospectively to all intangible assets recognized as of, and subsequent to, the effective date. ASC 350 became effective for consolidated financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The adoption of ASC 350 did not impact the Company’s consolidated financial statements.

Non-controlling Interests

(Included in ASC 810 “Consolidation”, previously SFAS No. 160 “Non-controlling Interests in Consolidated Financial Statements an amendment of ARB No. 51”)

ASC 810 changed the accounting and reporting for minority interests such that they will be re-characterized as non-controlling interests and classified as a component of equity. ASC 810 became effective for fiscal years

 NOTE 1           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

beginning after December 15, 2008 with early application prohibited. The adoption of ASC 810 did not have any other material impact on the Company’s financial statements.

 Consolidation of Variable Interest Entities — Amended

(To be included in ASC 810 “Consolidation”, SFAS No. 167 “Amendments to FASB Interpretation No. 46(R)”)

ASC 810 amends FASB Interpretation No. 46(R) “Consolidation of Variable Interest Entities regarding certain guidance for determining whether an entity is a variable interest entity and modifies the methods allowed for determining the primary beneficiary of a variable interest entity. The amendments include: (1) the elimination of the exemption for qualifying special purpose entities, (2) a new approach for determining who should consolidate a variable-interest entity, and (3) changes to when it is necessary to reassess who should consolidate a variable-interest entity. ASC 810 is effective for the first annual reporting period beginning after November 15, 2009, with earlier adoption prohibited. The Company adopted ASC 810 in fiscal 2010 and there was no material impact on the Company’s financial statements.

Equity	12 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 3            CAPITAL STOCK

The Company is currently authorized to issue 1,000,000,000 common shares at $.001 par value per share.

The Company is currently authorized to issue 100,000,000 Class A preferred shares at $.001 par value per share with 10:1 conversion and voting rights.

The Company is currently authorized to issue 50,000,000 Class B preferred shares at $.001 par value per share with 1:1 conversion and voting rights.

During the period from inception (July 28, 2009) through June 30, 2010, the Company subscribed to 4,900,000 common shares in exchange for $71,500 in cash collections during the period from inception (July 28, 2009) through June 30, 2010 and $28,500 was received subsequent thereto from the sale thereof pursuant to a private placement to accredited investors made under Regulation 504.

During the year ended June 30, 2011, the Company issued 8,985,465 common shares in exchange for $626,322 in cash collections pursuant to a private placement to accredited investors made under Regulation 504.

During the year ended June 30, 2011, the Company issued as compensation for services a total of 66,400,817 common shares, out of which 65,000,000 common shares were issued to its founders. The 65,000,000 common shares issued to its founders were for their services of forming the company. At inception, these shares had no or nominal intrinsic value so they were valued at $0.001 par value. The rest of the service stocks were valued at $0.15 per share from the company’s most recent private placement.

Income Taxes	12 Months Ended
Jun. 30, 2011
Income Taxes
Income Tax Disclosure [Text Block]

 NOTE 2           INCOME TAXES

At June 30, 2011, the Company had federal and state net operating loss carry forwards of approximately $879,390 that expire in various years through the year 2024.

Due to operating losses, there is no provision for current federal or state income taxes for the year ended June 30, 2011.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at June 30, 2011 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $307,000 less a valuation allowance in the amount of approximately $307,000. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased by approximately $274,000 and $33,000 for the year ended June 30, 2011and for the period from inception (July 28, 2009) through June 30, 2010, respectively.

The Company’s total deferred tax asset as of June 30, 2011 is as follows:

Total deferred tax asset	$307,000
Valuation allowance	(307,000)

Net deferred tax asset	$0

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the year ended June 30, 2011 is as follows:

Income tax computed at the federal statutory rate	35%
Valuation allowance	(35%)
Total deferred tax asset	0%

Earnings Per Share	12 Months Ended
Jun. 30, 2011
Earnings Per Share
Earnings Per Share [Text Block]

NOTE 5            LOSS PER SHARE

Loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Basic and diluted loss per share was the same for the year ended June 30, 2011.

Segment Reporting	12 Months Ended
Jun. 30, 2011
Segment Reporting
Segment Reporting Disclosure [Text Block]

NOTE 8            SEGMENT REPORTING

The Company follows paragraph 280 of the FASB Accounting Standards Codification for disclosures about segment reporting. This Statement requires companies to report information about operating segments in interim and annual financial statements. It also requires segment disclosures about products and services, geographic areas, and major customers. The Company determined that it did not have any separately reportable operating segments as of June 30, 2011.

Leases	12 Months Ended
Jun. 30, 2011
Leases
Leases of Lessee Disclosure [Text Block]

NOTE 4            LEASE COMMITMENTS AND RELATED PARTY TRANSACTIONS

The Company has a three year lease at $5,330.5 per month with an unrelated party. The lease expired on April 30, 2014.

The Company assumed and renewed a shopping center lease from a party related through common ownership. The lease is for five years at $840 per month and expires on May 31, 2016.  Future minimum rental payments under the leases for the next five years are as follows:

2012	$74,040
2013	74,040
2014	63,380
2015	10,080
2016	9,240
$230,780